Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of changes in goodwill
The changes in goodwill for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Balance at beginning of the fiscal year
Cost	1,312,615	1,649,041
Accumulated impairments	(359,720)	(373,929)

Carrying amount	952,895	1,275,112

Increase (decrease) due to:
Acquisitions *	274,499	70,791
Disposals or classified as held for sale	(445)	(14,491)
Impairments	—	—
Translation adjustments	48,163	155,688

Total changes	322,217	211,988

Balance at end of the fiscal year
Cost	1,649,041	1,884,627
Accumulated impairments	(373,929)	(397,527)

Carrying amount	1,275,112	1,487,100

*	Refer to Note 30 for the details of the acquisitions.

Summary of carrying amount of goodwill by segment
The carrying amounts of goodwill by segment as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023	2024
Game & Network Services *1	407,121	465,647
Music *2	579,969	710,888
Pictures *3	259,055	279,949
Entertainment, Technology & Services	14,654	15,829
Imaging & Sensing Solutions	3,479	3,953
Financial Services	10,834	10,834
All Other	—	—

Total	1,275,112	1,487,100

Summary of changes in content assets
The changes in content assets for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Film costs	Broadcasting rights	Music catalogs	Artist contracts	Music distribution rights	Game content	Content assets Total
Balance as of April 1, 2022:
Cost	3,549,934	395,045	914,418	30,278	43,219	46,086	4,978,980
Accumulated amortization and impairment losses	(3,096,457)	(293,827)	(209,628)	(15,035)	(9,158)	(12,829)	(3,636,934)

Carrying amount	453,477	101,218	704,790	15,243	34,061	33,257	1,342,046

Changes in carrying amount:
Additions *1	526,273	83,491	27,839	942	35	10,725	649,305
Acquisitions through business combinations	419	7	607	—	1,171	46,079	48,283
Disposals or classified as held for sale	(38,899)	—	—	—	—	(7)	(38,906)
Amortization	(381,753)	(76,824)	(31,686)	(1,285)	(2,755)	(15,820)	(510,123)
Impairment losses	(13,815)	—	(236)	—	—	(152)	(14,203)
Translation adjustment	27,228	4,665	50,980	1,086	937	294	85,190
Other	—	—	—	—	—	290	290

Total changes	119,453	11,339	47,504	743	(612)	41,409	219,836

Balance as of March 31, 2023:
Cost	4,320,022	419,025	1,008,942	32,484	45,988	97,386	5,923,847
Accumulated amortization and impairment losses	(3,747,092)	(306,468)	(256,648)	(16,498)	(12,539)	(22,720)	(4,361,965)

Carrying amount	572,930	112,557	752,294	15,986	33,449	74,666	1,561,882

Changes in carrying amount:
Additions *1	329,104	97,028	20,842	3,061	146	83,757	533,938
Acquisitions through business combinations and other *2	—	—	229,884	15,075	2,627	—	247,586
Disposals or classified as held for sale	(35,927)	(7,371)	—	(224)	—	(227)	(43,749)
Amortization	(397,855)	(93,240)	(43,779)	(1,394)	(3,146)	(31,594)	(571,008)
Impairment losses	(13,454)	(883)	—	(16)	—	(1,064)	(15,417)
Translation adjustment	76,678	16,150	106,777	3,168	2,045	10,063	214,881

Total changes	(41,454)	11,684	313,724	19,670	1,672	60,935	366,231

Balance as of March 31, 2024:
Cost	5,216,247	528,970	1,401,970	54,131	52,498	170,058	7,423,874
Accumulated amortization and impairment losses	(4,684,771)	(404,729)	(335,952)	(18,475)	(17,377)	(34,457)	(5,495,761)

Carrying amount	531,476	124,241	1,066,018	35,656	35,121	135,601	1,928,113

Summary of other changes in other intangible assets
The changes in other intangible assets for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Patent rights, know-how and license agreements	Customer relationships	Trademarks	Software	Television carriage contracts	Other	Total
Balance as of April 1, 2022
Cost	213,649	58,427	32,683	952,153	61,939	155,479	1,474,330
Accumulated amortization and impairment losses	(193,982)	(37,342)	(8,053)	(678,177)	(33,881)	(72,792)	(1,024,227)

Carrying amount	19,667	21,085	24,630	273,976	28,058	82,687	450,103
Changes in carrying amount:
Additions	6,432	—	17	117,019	—	3,323	126,791
Acquisitions through business combinations	2,056	9,237	16,655	26,298	—	38,394	92,640
Internal development	—	—	—	19,835	—	—	19,835
Disposals or classified as held for sale	(8)	(112)	(14)	(2,907)	—	(129)	(3,170)
Amortization	(8,152)	(9,437)	(4,290)	(94,821)	(3,954)	(14,566)	(135,220)
Impairment losses	(8)	(93)	—	(342)	—	(66)	(509)
Translation adjustment	156	1,483	1,516	3,715	2,176	613	9,659
Other	(1,121)	158	699	4,299	—	(322)	3,713

Total changes	(645)	1,236	14,583	73,096	(1,778)	27,247	113,739

Balance as of March 31, 2023:
Cost	201,243	66,593	51,747	1,045,743	66,583	199,311	1,631,220
Accumulated amortization and impairment losses	(182,221)	(44,272)	(12,534)	(698,671)	(40,303)	(89,377)	(1,067,378)

Carrying amount	19,022	22,321	39,213	347,072	26,280	109,934	563,842

Changes in carrying amount:
Additions	8,854	—	20	145,515	—	6,038	160,427
Acquisitions through business combinations	371	2,003	1,887	13	—	123	4,397
Internal development	—	—	—	20,096	—	—	20,096
Disposals or classified as held for sale	(16)	(1,697)	(616)	(5,576)	(33)	(244)	(8,182)
Amortization	(8,838)	(10,166)	(5,874)	(110,296)	(4,129)	(14,587)	(153,890)
Impairment losses	(16)	—	—	(8)	—	(571)	(595)
Translation adjustment	444	2,472	5,094	10,981	3,329	4,963	27,283
Other	97	—	(104)	2,193	—	38	2,224

Total changes	896	(7,388)	407	62,918	(833)	(4,240)	51,760

Balance as of March 31, 2024:
Cost	212,000	70,560	59,377	1,196,266	75,716	211,848	1,825,767
Accumulated amortization and impairment losses	(192,082)	(55,627)	(19,757)	(786,276)	(50,269)	(106,154)	(1,210,165)

Carrying amount	19,918	14,933	39,620	409,990	25,447	105,694	615,602